Average Annual Total Returns{- Fidelity® Tax-Free Bond Fund} - 01.31 Fidelity Tax-Free Bond Fund PRO-09 - Fidelity® Tax-Free Bond Fund	Fidelity Tax-Free Bond Fund-Default Return Before Taxes Past 1 year	Fidelity Tax-Free Bond Fund-Default Return Before Taxes Past 5 years	Fidelity Tax-Free Bond Fund-Default Return Before Taxes Past 10 years	Fidelity Tax-Free Bond Fund-Default After Taxes on Distributions Past 1 year	Fidelity Tax-Free Bond Fund-Default After Taxes on Distributions Past 5 years	Fidelity Tax-Free Bond Fund-Default After Taxes on Distributions Past 10 years	Fidelity Tax-Free Bond Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Tax-Free Bond Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Tax-Free Bond Fund-Default After Taxes on Distributions and Sales Past 10 years	LB123 Past 1 year	LB123 Past 5 years	LB123 Past 10 years
Total	5.01%	4.20%	5.05%	4.94%	4.12%	5.00%	4.09%	3.91%	4.72%	5.68%	4.23%	5.05%